Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Assets Used by the Company Explanatory
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Assets used by the Company	$273,823	$281,849
Assets subject to operating leases	7,593	7,251
	$281,416	$289,100

Summary of Property, Plant and Equipment
	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2020	$—	$(1,375)	$(27,977)	$(11,068)	$(590,338)	$(3,694)	$(7,662)	$(29)	$(642,143)
Depreciation expenses	—	(43)	(1,366)	(770)	(23,994)	(68)	(666)	—	(26,907)
Disposal	—	19	49	1,243	20,600	45	504	29	22,489
Effect of foreign exchange differences	—	—	—	—	41	—	—	—	41
Acquired by business combinations (Note 14)	—	—	—	(40)	—	—	(54)	—	(94)
Others	—	—	47	(4)	28	(1)	(48)	—	22
Balance on December 31, 2020	$—	$(1,399)	$(29,247)	$(10,639)	$(593,663)	$(3,718)	$(7,926)	$—	$(646,592)
Balance on December 31, 2020, net	$101,991	$231	$41,642	$1,767	$117,113	$176	$2,374	$8,529	$273,823
Cost
Balance on January 1, 2021	$101,991	$1,630	$70,889	$12,406	$710,776	$3,894	$10,300	$8,529	$920,415
Additions	—	—	37	72	84	—	198	35,222	35,613
Disposal	—	(1)	(29)	(1,734)	(27,916)	(84)	(470)	—	(30,234)
Effect of foreign exchange differences	—	—	—	—	(64)	—	(2)	(6)	(72)
Others	654	33	461	473	30,654	117	783	(32,959)	216
Balance on December 31, 2021	$102,645	$1,662	$71,358	$11,217	$713,534	$3,927	$10,809	$10,786	$925,938
Accumulated depreciation and impairment
Balance on January 1, 2021	$—	$(1,399)	$(29,247)	$(10,639)	$(593,663)	$(3,718)	$(7,926)	$—	$(646,592)
Depreciation expenses	—	(43)	(1,401)	(716)	(24,802)	(65)	(701)	—	(27,728)
Disposal	—	1	29	1,724	27,900	84	466	—	30,204
Effect of foreign exchange differences	—	—	—	—	31	—	1	—	32
Others	—	(1)	41	(1)	1	—	(45)	—	(5)
Balance on December 31, 2021	$—	$(1,442)	$(30,578)	$(9,632)	$(590,533)	$(3,699)	$(8,205)	$—	$(644,089)
Balance on December 31, 2021, net	$102,645	$220	$40,780	$1,585	$123,001	$228	$2,604	$10,786	$281,849

(Concluded)

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

Depreciation expense for assets used by the Company is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	1-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-9 years
Mechanical and air conditioner equipment	3-16 years
Others	1-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Year 1	$115	$107
Year 2	95	82
Year 3	75	62
Year 4	53	55
Year 5	38	39
Onwards	58	78
	$434	$423

Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

The above items of property, plant and equipment subject to operating leases are depreciated on a straight-line basis over their estimated useful lives as follows:

Land improvements	10-30 years
Buildings
Main buildings	35-60 years
Other building facilities	3-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for the freehold plant, property and equipment was as follows:

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Year 1	$347	$371
Year 2	288	301
Year 3	231	210
Year 4	164	159
Year 5	125	135
Onwards	1,180	1,177
	$2,335	$2,353

Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment
a.	Assets used by the Company

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2019	$100,355	$1,600	$69,328	$14,258	$711,863	$3,882	$9,874	$18,645	$929,805
Additions	—	—	1,221	57	120	1	149	21,612	23,160
Disposal	(38)	(7)	(3)	(1,916)	(30,417)	(51)	(405)	—	(32,837)
Effect of foreign exchange differences	—	—	—	—	(37)	—	(1)	(6)	(44)
Others	(1,214)	25	455	606	24,503	80	473	(26,499)	(1,571)
Balance on December 31, 2019	$99,103	$1,618	$71,001	$13,005	$706,032	$3,912	$10,090	$13,752	$918,513
Accumulated depreciation and impairment
Balance on January 1, 2019	$—	$(1,337)	$(26,862)	$(12,143)	$(596,850)	$(3,651)	$(7,292)	$—	$(648,135)
Depreciation expenses	—	(43)	(1,301)	(827)	(23,906)	(91)	(688)	—	(26,856)
Disposal	—	6	3	1,909	30,380	51	402	—	32,751
Impairment losses	—	—	—	—	—	—	(64)	(29)	(93)
Effect of foreign exchange differences	—	—	—	—	16	—	1	—	17
Others	—	(1)	183	(7)	22	(3)	(21)	—	173
Balance on December 31, 2019	$—	$(1,375)	$(27,977)	$(11,068)	$(590,338)	$(3,694)	$(7,662)	$(29)	$(642,143)
Balance on January 1, 2019, net	$100,355	$263	$42,466	$2,115	$115,013	$231	$2,582	$18,645	$281,670
Balance on December 31, 2019, net	$99,103	$243	$43,024	$1,937	$115,694	$218	$2,428	$13,723	$276,370
Cost
Balance on January 1, 2020	$99,103	$1,618	$71,001	$13,005	$706,032	$3,912	$10,090	$13,752	$918,513
Additions	67	—	18	55	118	1	150	24,786	25,195
Disposal	(270)	(19)	(49)	(1,245)	(20,619)	(45)	(520)	(29)	(22,796)
Effect of foreign exchange differences	—	—	—	—	(91)	—	—	(7)	(98)
Acquired by business combinations (Note 14)	—	—	—	70	—	—	72	—	142
Others	3,091	31	(81)	521	25,336	26	508	(29,973)	(541)
Balance on December 31, 2020	$101,991	$1,630	$70,889	$12,406	$710,776	$3,894	$10,300	$8,529	$920,415